STRATEGIC INVESTMENTS AND BUSINESS COMBINATION (Details Narrative) - USD ($)									1 Months Ended		3 Months Ended						4 Months Ended			8 Months Ended		9 Months Ended			12 Months Ended
	May 02, 2021	Aug. 17, 2020	Sep. 02, 2019	May 01, 2019	Apr. 02, 2019	Dec. 02, 2018	Oct. 24, 2018	Aug. 02, 2018	May 31, 2021	Sep. 30, 2019	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Apr. 30, 2021	Dec. 31, 2020	Dec. 31, 2019	Aug. 17, 2020	Dec. 31, 2019	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2020	Dec. 31, 2019	Aug. 17, 2019	Dec. 31, 2018
Business Acquisition [Line Items]
Goodwill											$ 9,750,492							$ 8,761,725	$ 8,548,608		$ 8,548,608	$ 9,750,492		$ 8,548,608	$ 8,761,725	$ 8,548,608		$ 1,705,548
Shares issued during acquisition, value																$ 1,000,000
Revenue from the acquired business											2,581,636		$ 2,323,730	$ 1,680,042								7,096,213	$ 5,326,375		7,297,146	4,450,785
Net income (loss) on business combination											(595,233)	$ (1,276,886)	$ (613,926)	$ (1,231,567)	$ (1,138,413)	$ (979,798)						(2,486,045)	(3,349,778)		(3,681,389)	(3,495,481)
US Benefits Alliance, LLC [Member]
Business Acquisition [Line Items]
Goodwill								$ 578,840
Employee Benefit Solutions, Inc [Member]
Business Acquisition [Line Items]
Goodwill								274,956
Acquisition costs								$ 44,353																	160,523
Commercial Solutions of Insurance Company [Member]
Business Acquisition [Line Items]
Goodwill						$ 851,752
Acquisition costs						113,247
Total purchase price						$ 1,200,000
Business combination description						The total purchase price was made up of (1) a cash payment of $1,080,000 (the “Cash Payment”) on the “Closing Date” or the first bank business day thereafter (i.e. December 1, 2018); (2) the balance of the purchase price, having a value of $120,000, paid in the form of 8,889 shares of common stock in the Company, issued at a per-share price equal to Fifteen and 75/100 Cents ($13.50) (the “Closing Shares”); and (3) the amount of any cash necessary to satisfy the required closing date working capital set off against the Cash Payment by CCS. “Required closing date working capital” consisted only of cash and pre-paid rent and/or security deposits or pre-payments or deposits for any assumed liabilities.
Cash						$ 1,080,000
Southwestern Montana Financial Center, Inc. [Member]
Business Acquisition [Line Items]
Goodwill					$ 1,217,790
Acquisition costs					122,660
Total purchase price					$ 2,394,509
Business combination description					earn-out payment equal to 32% of the final earn-out EBITDA multiplied by 5.00,
Cash					$ 300,000
Purchase price paid in cash					$ 1,389,840
Shares issued during acquisition					5,833
Shares issued during acquisition, value					$ 300,000
Earn-out liability																			522,553		522,553			522,553		522,553
Revenue from the acquired business																								1,036,154		1,381,991
Net income (loss) on business combination																								23,104		30,805
FortmanInsuranceServiceLLCMember
Business Acquisition [Line Items]
Goodwill				$ 1,269,731
Acquisition costs				63,663
Total purchase price				$ 4,156,405
Business combination description				earn-out payment equal to 10% of the final earn-out EBITDA multiplied by 6.25.
Purchase price paid in cash				$ 3,223,750
Shares issued during acquisition, value				$ 500,000
Earn-out liability																			432,655		432,655			432,655		432,655
Revenue from the acquired business																					1,166,778				2,134,177	1,780,427
Net income (loss) on business combination																					9,773				246,681	176,154
Altruis Benefits Consulting, LLC [Member]
Business Acquisition [Line Items]
Goodwill			$ 4,949,329
Acquisition costs			92,172
Total purchase price			$ 7,688,168
Business combination description			The yearly earn-out payments are equal to 6.66% of the final earn-out EBITDA multiplied by 7.00.
Purchase price paid in cash			$ 5,202,364
Shares issued during acquisition, value			$ 578,040
UIS Agency, LLC [Member]
Business Acquisition [Line Items]
Goodwill		$ 716,462																		$ 716,462							$ 716,462
Acquisition costs		33,344
Total purchase price		883,334
Cash		500,000																							500,000
Purchase price paid in cash		601,696
Shares issued during acquisition, value		200,000
Earn-out liability											81,638							81,638				81,638			81,638
Revenue from the acquired business																		65,018							377,921
Revenue from acquired entity																				337,000
UIS Agency, LLC [Member] | Minimum [Member]
Business Acquisition [Line Items]
Earn-out liability		$ 450,000																		$ 450,000
J.P. Kush and Associates, Inc [Member]
Business Acquisition [Line Items]
Goodwill												$ 9,750,492						$ 8,761,725	8,045,263		8,045,263			8,045,263	8,761,725	8,045,263
Acquisition costs	$ 58,092
Total purchase price	2,591,481
Purchase price paid in cash	1,900,000
Shares issued during acquisition									14,925
Shares issued during acquisition, value	50,000
Earn-out liability											$ 641,481											$ 641,481
Revenue from acquired entity																	$ 500,000						$ 856,000
Kush [Member]
Business Acquisition [Line Items]
Goodwill	$ 988,767
Bill of Sale Agreement USBA and EBS [Member]
Business Acquisition [Line Items]
Number of restricted shares issued during period							191,333
Bill of Sale Agreement SWMT LLC and FIS LLC [Member]
Business Acquisition [Line Items]
Number of restricted shares issued during period			173,122							173,122
Earn-out liability																			1,894,842		$ 1,894,842			$ 1,894,842		1,894,842
Revenue from the acquired business																			625,036						2,380,051	2,469,636
Net income (loss) on business combination																			$ 67,682						$ 88,185	$ 150,705